Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	₨ (49)	₨ (18)	₨ (189)
Actuarial loss/ (gain) arising from financial assumptions	73	(296)	363
Actuarial loss/ (gain) arising from demographic assumptions	(40)	(54)	(73)
Actuarial loss/ (gain) arising from experience adjustments	(266)	(454)	(313)
Defined benefit plan actuarial (gains)/ losses	₨ (282)	₨ (822)	₨ (212)